Employee Benefit Plans Summary of All Employee Restricted Equity Award Activity (Detail) - Employee Restricted Equity Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Beginning of year	3,539,022	3,570,271	3,879,077
Add (deduct):
Granted	1,154,838	1,476,802	1,629,534
Vested	(1,378,070)	(1,452,353)	(1,861,442)
Forfeited	(117,640)	(55,698)	(76,898)
End of year	3,198,150	3,539,022	3,570,271
Weighted Average Grant Date Fair Value
Beginning of year	$ 67.24	$ 57.68	$ 48.28
Granted	96.54	70.11	55.28
Vested	57.79	46.88	36.19
Forfeited	72.44	60.81	52.79
End of year	$ 81.71	$ 67.24	$ 57.68
Unrecognized compensation cost related to unvested equity awards	$ 92.2
Period of recognition of compensation expense related to unvested equity awards	2 years 2 months 12 days
Dividend Equivalent Units
Add (deduct):
Granted	44,327	237,582	144,389
Weighted Average Grant Date Fair Value
Granted	$ 0	$ 0	$ 0
Performance Shares
Weighted Average Grant Date Fair Value
Target shares	669,797
Units expected to vest	1,495,627